ALLIANZ VARIABLE INSURANCE PRODUCTS TRUST
Supplement dated January 28, 2016,
 to the Prospectus dated April 27, 2015, and Supplemented on May 20, June 22, August 21, August 25, September 11, and October 13, 2015

This supplement updates certain information contained in the prospectus and should be attached to the prospectus and retained for future reference.

Effective on November 27, 2015, Lawrence Creatura is no longer a portfolio manager to the AZL®  Federated Clover Small Value Fund, and all references to him are deleted.
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Effective as of January 25, 2016, Matthew Titus, Portfolio Manager, is added as a portfolio manager to the AZL®  Invesco Equity and Income Fund and the AZL®  Invesco Growth and Income Fund.
The third paragraph under the "Management" section for the AZL Invesco Equity and Income Fund, on page 37, is deleted and replaced with the following paragraph:
The portfolio managers of the Fund are: Thomas Bastian, Lead Portfolio Manager, Mary Jayne Maly, James Roeder, and Sergio Marcheli, each a Portfolio Manager, and each since 2004, Chuck Burge, Portfolio Manager, since 2010, Brian Jurkash, Portfolio Manager, since 2015, and Matthew Titus, Portfolio Manager, since 2016.
The third paragraph under the "Management" section for the AZL Invesco Growth and Income Fund, on page 40, is deleted and replaced with the following paragraph:
The portfolio managers of the Fund are: Thomas Bastian, Lead Portfolio Manager, Mary Jayne Maly, James Roeder, Sergio Marcheli, each a Portfolio Manager, and each since 2001, Brian Jurkash, Portfolio Manager, since 2015and Matthew Titus, Portfolio Manager, since 2016.
The "Fund Management" information regarding the AZL Invesco Equity and Income Fund and AZL Invesco Growth and Income Fund beginning on page 150 for Matthew Titus is added as a portfolio manager with the following:
Matthew Titus, Portfolio Manager, who has been responsible for the Fund since 2016 and has been associated with Invesco and/or its affiliates since 2016. From 2004 to 2016, he was employed by American Century Investments, where he served as co-manager of American Century Investments' relative value fund and most recently served as lead manager of such fund.
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Effective on or about March 1, 2016, Mary Jane Maly will no longer be a portfolio manager to the AZL®  Invesco Equity and Income Fund and the AZL®  Invesco Growth and Income Fund, and all references to her are deleted.
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AZLPRO-008-0415